Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits

9. DEPOSITS

A. The following table details the components of deposits:

	As of December 31,
(dollars in thousands)	2011	2010
Savings	$130,613	$134,163
NOW accounts*	233,562	234,107
Market rate accounts*	458,902	407,936
Time deposits, less than $100	125,341	144,410
Time deposits, $100 or more	83,992	101,259
Wholesale time deposits	23,550	37,201

Total interest-bearing deposits	1,055,960	1,059,076
Non-interest-bearing deposits	326,409	282,356

Total deposits	$1,382,369	$1,341,432

*	Includes other wholesale deposits.

The aggregate amount of deposit overdrafts included as loans as of December 31, 2011 and 2010 were $505 thousand and $740 thousand, respectively.

B. The following tables detail the maturities of time deposits:

	As of December 31, 2011
(dollars in thousands)	$100 or more	Less than $100
Maturing during:
2012	$68,332	$86,479
2013	9,999	26,907
2014	2,545	5,752
2015	1,403	3,296
2016	1,713	2,894
2017 and thereafter	—	13

Total	$83,992	$125,341

C. The following tables detail the maturities of wholesale time deposits:

	As of December 31, 2011
(dollars in thousands)	$100 or more	Less than $100
Maturing during:
2012	$17,540	$627
2013	—	—
2014	5,383	—
2015	—	—
2016	—	—
2017 and thereafter	—	—

Total	$22,923	$627